CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Held to maturity, estimated fair value	$ 182,935	$ 139,688	$ 141,642
Common stock, par value (in dollars per share)	$ 1	$ 1	$ 1
Common stock, shares authorized (in shares)	100,600,000	100,600,000	100,600,000
Common stock, shares issued (in shares)	6,291,332	6,294,227	6,294,227
Treasury Stock (in shares)	0	2,895	2,895
Series C Preferred Stock [Member]
Preferred stock, par value (in dollars per share)	$ 1,000	$ 1,000	$ 1,000
Preferred stock, shares authorized (in shares)	39,435	39,435	39,435
Preferred stock, shares issued (in shares)	39,435	39,435	39,435
Preferred stock, shares outstanding (in shares)	39,435	39,435	39,435